Income Taxes Expense (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes Expenses
Schedule of (loss) income before income taxes

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
PRC	15,109,493	6,671,262	(1,557,411)
HK	8,228,582	3,227,007	1,720,901
US	(24,846,729)	(3,480,824)	(651,647)
Cayman	(12,251,655)	(5,831,156)	(2,086,947)
Total	(13,760,309)	586,289	(2,575,104)

Schedule of group's deferred tax assets

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Deferred tax assets:
Net operating loss carry-forward	30,042,281	24,035,082	28,450,558
Accrued expenses	331,770	745,627	255,809
Advertising fees	18,287,319	14,554,843	16,846,785
Deferred subsidies and revenue	—	3,139	62,009
Provision for doubtful accounts	197,592	351,434	347,903
Depreciation difference of property, plant and equipment	965,052	494,779	514,635
Impairment loss	161,993	145,900	155,953
Total deferred tax assets	49,986,007	40,330,804	46,633,652
Valuation allowance on deferred tax assets	(49,986,007)	(40,330,804)	(46,633,652)
Net deferred tax assets	—	—	—

Schedule of changes in valuation allowance

	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Balance at the beginning of the year	48,157,934	49,986,007	40,330,804
Movement	1,834,481	(6,287,720)	6,305,253
Tax loss carry forwards expired	(6,408)	(3,367,483)	(2,405)
Balance at the end of the year	49,986,007	40,330,804	46,633,652

Schedule of reconciliations of differences between PRC statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2021	2022	2023
Statutory income tax rate	25%	25%	25%
Valuation allowance	(5)%	(370)%	(96)%
Additional tax deduction	11%	(236)%	47%
Effect of different tax rate of subsidiary operation in other jurisdiction	(9)%	111%	(12)%
Non-Deductible expense	(22)%	471%	36%
Effective tax rate	—	—	—